Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Total revenue	$ 305,681	$ 532,874
Third parties
Revenue
Total revenue	303,443	528,376
Related parties
Revenue
Total revenue	2,238	4,498
Goods | Third parties
Revenue
Total revenue	204,574	209,247
Goods | Related parties
Revenue
Total revenue	2,002	4,252
Invoiced Goods-Marketed Products
Revenue
Total revenue	64,667	39,808
Invoiced Goods -Distribution
Revenue
Total revenue	137,044	173,691
Services -Commercialization of Marketed Products
Revenue
Total revenue	28,222	25,359
Services -Commercialization of Marketed Products | Third parties
Revenue
Total revenue	28,222	25,359
Services -Research and Development
Revenue
Total revenue	236	246
Services -Research and Development | Related parties
Revenue
Total revenue	236	246
License & Collaborations -Services
Revenue
Total revenue	35,740	28,718
License & Collaborations -Services | Third parties
Revenue
Total revenue	35,740	28,718
License & Collaborations -Royalties
Revenue
Total revenue	34,907	14,982
License & Collaborations -Royalties | Third parties
Revenue
Total revenue	34,907	14,982
License & Collaborations -Licensing
Revenue
Total revenue		250,070
License & Collaborations -Licensing | Third parties
Revenue
Total revenue		250,070
License & Collaborations -Manufacturing supply
Revenue
Total revenue	4,865
Oncology/Immunology segment
Revenue
Total revenue	168,637	359,183
Oncology/Immunology segment | Third parties
Revenue
Total revenue	168,401	358,937
Oncology/Immunology segment | Related parties
Revenue
Total revenue	236	246
Oncology/Immunology segment | Invoiced Goods-Marketed Products
Revenue
Total revenue	64,667	39,808
Oncology/Immunology segment | Services -Commercialization of Marketed Products
Revenue
Total revenue	28,222	25,359
Oncology/Immunology segment | Services -Research and Development
Revenue
Total revenue	236	246
Oncology/Immunology segment | License & Collaborations -Services
Revenue
Total revenue	35,740	28,718
Oncology/Immunology segment | License & Collaborations -Royalties
Revenue
Total revenue	34,907	14,982
Oncology/Immunology segment | License & Collaborations -Licensing
Revenue
Total revenue		250,070
Oncology/Immunology segment | License & Collaborations -Manufacturing supply
Revenue
Total revenue	4,865
Other Ventures segment
Revenue
Total revenue	137,044	173,691
Other Ventures segment | Third parties
Revenue
Total revenue	135,042	169,439
Other Ventures segment | Related parties
Revenue
Total revenue	2,002	4,252
Other Ventures segment | Invoiced Goods -Distribution
Revenue
Total revenue	$ 137,044	$ 173,691